PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2017
PROVISIONS [Abstract]
Provisions
	For legal claims and others (1)
Balances as of 12/31/2014	150,347
Additions	51,929	´(1)
Uses	(45,963)
Reversals	(5,727)	´(2)
Balances as of 12/31/2015	150,586
Additions	115,056	´(1)
Uses	(27,986)
Reversals	(16,223)	´(2)
Balances as of 12/31/2016	221,433
Additions	133,745	´(1)
Uses	(153,220)
Reversals	(5,609)	´(3)
Balances as of 12/31/2017	196,349

(1)
Ps. 62,458, Ps. 76,603 and Ps. 21,625 are included in "Other operating expenses" and Ps. 71,287, Ps. 38,453 and Ps. 30,304 in "Financial expenses" for the years ended on December 31, 2017, 2016 and 2015, respectively.

(2)	T he total amount is recorded in "Other operating income"
(3)	Ps. 1,420, Ps. 14,852 and Ps. 5,727 are included in "Other operating expenses" and Ps. 4,189 and Ps. 1,371 in "Financial expenses" for the years 2017, 2016 and 2015.